STOCKHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' DEFICIT
STOCKHOLDERS' DEFICIT

10. STOCKHOLDERS' DEFICIT

        Common Stock—As of December 31, 2010 and 2011, the number of authorized shares of common stock, par value $0.0001 per share, was 120,400,000 and 150,000,000, respectively, of which 4,647,731 and 33,152,592 were issued and outstanding, respectively.

        Preferred Stock—As of December 31, 2010 and 2011, the number of authorized shares of preferred stock, par value $0.0001 per share, was 70,221,184 and 5,000,000, respectively, of which 66,983,951 and 0 were issued and outstanding, respectively. On August 1, 2011, as a result of the Company's initial public offering the outstanding preferred stock was converted into 19,022,067 shares of common stock on a one-for-3.522 basis.

        The following table summarizes the number of shares of convertible preferred stock for the years ended December 31, 2009, 2010 and 2011 (in thousands):

	Balance as of December 31, 2009	Issued	Balance as of December 31, 2010	Issued	Conversion of preferred stock into common stock	Balance as of December 31, 2011
Series A	1,928	—	1,928	—	(1,928)	—
Series B	8,358	37	8,395	—	(8,395)	—
Series C	4,100	—	4,100	12	(4,112)	—
Series D	2,962	—	2,962	—	(2,962)	—
Series D-1	4,236	—	4,236	—	(4,236)	—
Series E	10,811	—	10,811	—	(10,811)	—
Series F	10,190	—	10,190	—	(10,190)	—
Series 1	21,851	6	21,857	—	(21,857)	—
Series 2	2,505	—	2,505	—	(2,505)	—

	66,941	43	66,984	12	(66,996)	—

        The following table summarizes the preferred stock amounts for the years ended December 31, 2009, 2010 and 2011 (in thousands):

	Balance as of December 31, 2009	Preferred Dividends	Accretion of preferred stock	Cashless exercise	Balance as of December 31, 2010
Series A	$366	$—	$—	$—	$366
Series B	4,453	225	7	50	4,735
Series C	2,367	128	—	—	2,495
Series D	2,591	151	12	—	2,754
Series D-1	3,539	216	—	—	3,755
Series E	10,044	641	17	—	10,702
Series F	13,271	960	28	—	14,259
Series 1	18,890	1,234	—	8	20,132
Series 2	2,449	160	—	—	2,609

	$57,970	$3,715	$64	$58	$61,807

	Balance as of December 31, 2010	Preferred Dividends	Accretion of preferred stock	Cashless exercise	Conversion of preferred stock into common stock	Balance as of December 31, 2011
Series A	$366	$—	$—	$—	$(366)	$—
Series B	4,735	132	4	—	(4,871)	—
Series C	2,495	75	—	5	(2,575)	—
Series D	2,754	88	3	—	(2,845)	—
Series D-1	3,755	126	4	—	(3,885)	—
Series E	10,702	374	10	—	(11,086)	—
Series F	14,259	560	16	—	(14,835)	—
Series 1	20,132	720	—	—	(20,852)	—
Series 2	2,609	93	—	—	(2,702)	—

	$61,807	$2,168	$37	$5	$(64,017)	$—

        Investor Rights Agreements—Holders of a substantial portion of the Company's outstanding common stock and warrants to purchase common stock have rights to require the Company to register these shares under the Securities Act of 1933, as amended, under specified circumstances pursuant to the Company's Eighth Amended and Restated Investor Rights Agreement, as amended.

  Warrants

        Common Stock Warrants—Since the completion of the Company's initial public offering, the Company has received cash proceeds of $0.2 million in the aggregate from the exercise of warrants to purchase a total of 50,196 shares of common stock at exercise prices ranging from $2.24 to $4.15 per share. In addition, warrant holders exercised warrants to purchase a total of 1,516,736 shares of common stock pursuant to a cashless exercise feature of these warrants. As a result of the cashless exercise, 931,896 shares of common stock were issued and 584,840 warrant shares were cancelled in lieu of payment of cash consideration to the Company.

        On March 22, 2011, the Company issued a warrant to purchase up to 1,282,789 shares of its common stock to Dell Products, L.P. ("Dell") in connection with the entry of the Company and Dell into a 49-month strategic relationship agreement. Under the terms of the warrant, the 1,282,789 shares of common stock may become exercisable upon the achievement of certain annual recurring revenue thresholds over the 49-month period. The warrant is exercisable at $5.987 per share. As of December 31, 2011, none of the shares exercisable under this warrant were probable of being earned and accordingly no value was ascribed to this warrant. On a quarterly basis the Company will review the actual annual recurring revenue related to the Dell strategic relationship agreement to determine if it is probable that Dell will reach any of the annual recurring revenue thresholds to earn vesting of warrant shares, and to the extent the Company deems it probable that any warrant shares will vest, the Company will record the fair value of those shares to intangible assets and non-current liabilities using a Black-Scholes valuation model and mark to market each period thereafter until such time as the warrant shares are actually earned and vest.

        On October 9, 2009, the Company issued a warrant to purchase up to 3,198,402 shares of its common stock to International Business Machines Corporation ("IBM") in connection with the entry of the Company and IBM into a five-year strategic relationship agreement. Under the terms of the warrant, 890,277 shares of common stock were vested and exercisable immediately upon execution of the agreement. Up to an additional 2,308,125 shares of common stock may become exercisable upon the achievement of certain billing thresholds over a three-year period. The warrant is exercisable at $4.148 per share. (Certain terms of this warrant were amended on June 8, 2011, as described in the paragraph below). The Company valued the initial 890,277 shares of common stock exercisable under the warrant at $1.7 million using the Black-Scholes valuation model at the time of the signing of the agreement. The Black-Scholes valuation assumptions included an expected term of seven years, volatility of 67.77% and a risk free rate of 2.93%. The Company recorded the $1.7 million value of the initial 890,277 shares of common stock as an increase to warrants for common stock and an increase to other non-current assets on the Company's consolidated balance sheet. During the three months ended December 31, 2009, the Company determined that it was probable that IBM would reach certain of the billing thresholds to have an additional 947,103 shares of common stock become exercisable. The additional shares of common stock exercisable under the warrant were valued at $1.4 million using the Black-Scholes valuation model at the time the Company determined it was probable they would reach the billing thresholds. The Company recorded the value of the additional shares of common stock to intangible assets and non-current liabilities and will reclassify the liability to equity upon reaching the billing thresholds and the additional shares of common stock become exercisable. In December 2010, the Company reviewed the actual billings to date related to the strategic relationship agreement and determined it was probable IBM would reach the billing thresholds to earn 624,755 shares of the additional 947,103 shares of common stock accrued. The Company reversed $920,000 of market value related to the 322,348 shares of common stock no longer deemed probable of being earned. The Company began to amortize the asset in the first quarter of 2010, with the related charge recorded as contra-revenue. The related charge to revenue will be in proportion to expected revenue over approximately a ten-year period. For the years ended December 31, 2010 and 2011, the Company recorded $26,086 and $91,806, respectively, of amortization as a contra-revenue charge related to the common stock warrant. The warrant value has been marked to market on a quarterly basis until the warrant shares are earned and vest. During 2011, the Company recorded a mark-to-market valuation increase of $0.6 million to intangible assets on its consolidated balance sheet as a result of the increased valuation of its common stock.

        On June 8, 2011, certain terms of the common stock warrant described above were amended by the Company and IBM. Under the terms of the amended warrant agreement, an additional 624,755 shares of common stock were vested and exercisable immediately (in addition to the 890,277 shares previously vested and exercisable), the additional warrant shares that may be earned were reduced from 2,308,125 to 651,626 shares of common stock, and the methodology for earning the additional warrant shares was revised to be based on specified new contractual revenue commitments from IBM that occur between June 8, 2011 and June 30, 2012. Based on this amendment, the maximum number of warrant shares (issued and issuable) to IBM was reduced from 3,198,402 to 2,166,658 shares of common stock. The fair value of the 624,755 warrant shares vested as a result of this amendment was determined to be $4.5 million using the Black-Scholes valuation model. The Company recorded these vested warrant shares as an increase to warrants for common stock, reversed the non-current liability associated with the previous accrual for these warrant shares, and the difference was added to intangible assets and is being amortized in proportion to the expected revenue over the remainder of the original ten-year period noted above. On a quarterly basis the Company will also evaluate the probability of IBM vesting in any of the 651,626 additional warrant shares between June 8, 2011 and June 30, 2012, and to the extent the Company deems it probable that any portion of these additional warrant shares will be earned, the Company would record the fair value of the additional shares of common stock to intangible assets and non-current liabilities using a Black-Scholes valuation model, and mark to market each period thereafter until such time that the warrant shares are actually earned and vest. On August 30, 2011, the Company issued 930,511 shares of its common stock to IBM upon the exercise by IBM of this warrant, pursuant to a cashless exercise feature. As a result of the cashless exercise, 584,521 warrant shares were cancelled in lieu of the payment of cash consideration to the Company. As of December 31, 2011 there were no further vested warrant shares subject to the IBM warrant.

        Preferred Stock Warrants—On January 21, 2011, in connection with the New Term Loan, as further described in Note 9, the Company issued a warrant to purchase 625,000 shares of Series F to the bank at an exercise price of $1.1776 per share (the "Series F Warrant 1"). The Series F Warrant 1 is exercisable for a period of seven years from the date of issuance and was valued at its fair market value on the date of issuance, which was determined to be $735,628. The fair market value of the Series F Warrant 1 was recorded as an increase to Warrants for Redeemable Convertible Preferred Stock and to debt discount and each reporting period the carrying value of the warrant was adjusted to its then-current fair value, with any resulting gain or loss reflected in the statement of operations as a component of "(Increase) decrease in fair value of warrants for redeemable convertible preferred stock." During the year ended December 31, 2011, $33,617 of interest expense was recorded related to the debt discount.

        In connection with the acquisition of ISG in July 2008, the Company issued a warrant to purchase 850,000 shares of Series F to the bank at an exercise price of $1.1776 per share (the "Series F Warrant 2"). The Series F Warrant 2 is exercisable for a period of seven years from the date of issuance and was valued at its fair market value on the date of issuance, which was determined to be $187,106. The fair market value of the Series F Warrant was recorded as Warrants for Redeemable Convertible Preferred Stock and as a debt discount in the accompanying consolidated balance sheets. The debt discount was being amortized to interest expense over the term of the note payable. During the years ended December 31, 2009 and 2010, $46,776, of interest expense was recorded related to the debt discount. As a result of the New Term Loan, the remaining balance on the ISG Term Loan was repaid and the Company amortized the remaining debt discount of $66,267 to interest expense. Because the Series F Warrant 1 and 2 were exercisable for shares of redeemable convertible preferred stock, in accordance with ASC 480, Distinguishing Liabilities from Equity, the Company classified these warrants as a liability on the accompanying balance sheet, and each reporting period the carrying value of the warrant was adjusted to its then-current fair value, with any resulting gain or loss reflected in the statement of operations as a component of "(Increase) decrease in fair value of warrants for redeemable convertible preferred stock."

        In connection with the Company's acquisition of Traq Wireless, Inc. ("Traq") in 2007 (the "Traq Merger"), the Company converted outstanding warrants to purchase Series 1 preferred stock and Series 2 preferred stock of Traq into a warrant to purchase 12,526 shares of Series 1 (the "Series 1 Warrant") and warrants to purchase 304,400 shares of Series 2 (the "Series 2 Warrants"), respectively. The exercise price for the Series 1 warrant was $0.71 per share, and the exercise price of the Series 2 warrants was $0.80 per share. The Series 2 warrants expire in 2013. The Series 1 Warrant and the Series 2 Warrants were valued at their fair value as of the date of the Traq Merger, which was determined to be $56,390. Because these warrants are exercisable for shares of redeemable convertible preferred stock, in accordance with ASC 480, the Company classifies the warrants as a liability on the accompanying balance sheet, and each reporting period the carrying value of the warrants are adjusted to their then-current fair value, with any resulting gain or loss reflected in the statement of operations as a component of "(Increase) decrease in fair value of warrants for redeemable convertible preferred stock."

        Also, in connection with the Traq Merger, during the year ended December 31, 2007, the Company refinanced a substantial portion of its debt and issued a warrant to purchase 168,919 shares of Series E preferred stock to the new bank at an exercise price of $0.74 per share (the "Series E Warrant"). The Series E Warrant is exercisable for a period of seven years from the date of issuance and was valued at its fair market value on the date of issuance, which was determined to be $34,931. The fair market value of the Series E Warrant was recorded as preferred stock warrants and as a debt discount in the accompanying consolidated balance sheets. The debt discount was amortized to interest expense over the term of the note payable. The underlying note payable was paid off during the year ended December 31, 2008. Because this warrant was exercisable for shares of redeemable convertible preferred stock, in accordance with ASC 480, the Company classifies the warrant as a liability on the accompanying balance sheet, and each reporting period the carrying value of the warrant was adjusted to its then-current fair value, with any resulting gain or loss reflected in the statement of operations as a component of "(Increase) decrease in fair value of warrants for redeemable convertible preferred stock."

        On August 1, 2011, as a result of the Company's initial public offering all of the Company's redeemable convertible preferred stock warrants automatically converted into common stock warrants on a 1-for-3.522 basis, resulting in warrants exercisable for 561,203 shares of common stock.

        A summary of warrants to purchase common stock and redeemable convertible preferred stock issued and exercised during the year ended December 31, 2009, 2010 and 2011 is presented below:

	Redeemable Convertible Preferred Stock Warrants
	As issued	As-converted to common basis(1)	Common Stock Warrants	Total, as converted to Common basis(1)
Outstanding at January 1, 2009	1,429,083	405,759	75,527	481,286
Issued	—	—	895,388	895,388

Outstanding at December 31, 2009	1,429,083	405,759	970,915	1,376,674
Exercised	(62,526)	(17,753)	—	(17,753)

Outstanding at December 31, 2010	1,366,557	388,006	970,915	1,358,921
Exercised	(15,000)	(4,259)	(982,092)	(986,351)
Issued	625,000	177,456	624,755	802,211
Cancelled	—	—	(584,840)	(584,840)
Converted to Common Stock Warrants	(1,976,557)	(561,203)	561,203	—

Outstanding at December 31, 2011	—	—	589,941	589,941

Weighted average exercise price	$—	$—	$3.54	$3.54

(1)
Reflects the equivalent number of common shares and exercise price, is if such preferred warrants were converted into warrants for common shares.

        The fair value of the warrants for redeemable convertible preferred stock was determined using the Black-Scholes valuation model with the following assumptions:

	2009	2010	2011
Expected dividend yield	0%	0%	0%
Risk-free interest rate	.06% to 2.89%	.12% to 1.80%	.30% to 2.84
Expected term (in years)	0.2 – 5.7 years	0.2 – 4.6 years	1.0 – 6.6 years
Expected volatility	65.98%	61.15%	60.07%

        Stock Options—As of December 31, 2011, the Company had five stock-based compensation plans, the Employee Stock Option/Stock Issuance Plan (the "Employee Plan"), the Executive Stock Option/Stock Issuance Plan (the "Executive Plan"), the 2005 Stock Incentive Plan (the "2005 Plan"), the Traq Amended and Restated 1999 Stock Plan (the "1999 Plan") and the 2011 Stock Incentive Plan (the "2011 Plan"). The 2011 Plan provides for the grant of incentive stock options, nonstatutory stock options, restricted stock awards and other stock-based awards.

        Under the provisions of the Employee Plan, the Executive Plan, the 2005 Plan, the 1999 Plan and the 2011 Plan (the "Plans"), the exercise price of each option is determined by the Company's board of directors or by a committee appointed by the board of directors. Under the 2011 Plan, the exercise price of all stock options must not be less than the fair market value of a share of common stock on the date of grant. The period over which options vest and become exercisable, as well as the term of the options, is determined by the board of directors or the committee appointed by the board of directors. The options generally vest over 4 years and expire 10 years after the date of the grant. During the year ended December 31, 2011, the Company's board of directors granted options to purchase an aggregate of 2,061,377 shares of common stock under the 2005 and 2011 Plans to employees and non-employee board members, at a weighted average exercise price of $6.60 per share.

        A summary of the status of stock options issued pursuant to the Plans during the years ended December 31, 2009, 2010 and 2011 is presented below:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life (years)
Outstanding at December 31, 2008	3,404,050	$0.91
Granted	1,555,436	$1.88
Forfeited	(217,436)	$1.56
Exercised	(80,651)	$0.95

Outstanding at December 31, 2009	4,661,399	$1.20
Granted	1,565,575	$4.72
Forfeited	(221,384)	$2.56
Exercised	(326,587)	$0.92

Outstanding at December 31, 2010	5,679,003	$2.14
Granted	2,061,377	$6.60
Forfeited	(69,343)	$4.52
Exercised	(1,000,702)	$1.40

Outstanding at December 31, 2011	6,670,335	$3.60	7.3

Exercisable at end of the period	3,533,766	$1.80	6.0

Available for future grants at December 31, 2011	3,537,548

        The intrinsic values of options outstanding, vested and exercised during the year ended December 31, 2009, 2010 and 2011 were as follows:

	2009		2010		2011
	Number of Options	Intrinsic Value	Number of Options	Intrinsic Value	Number of Options	Intrinsic Value
Outstanding	4,661,399	$8,688,748	5,679,003	$20,279,034	6,670,335	$78,699,148
Vested	2,740,609	$5,982,066	3,234,659	$15,101,251	3,533,766	$48,073,129
Exercised	80,651	$99,324	326,587	$1,241,376	1,000,702	$9,930,497

        During the year ended December 31, 2011, employees of the Company exercised options to purchase a total of 1,000,702 shares of common stock at exercise prices ranging from $0.25 to $9.83 per share. Proceeds from the stock option exercises totaled $1.4 million.

        In accordance with ASC 718, Share Based Payment ("ASC 718"), total compensation expense for stock-based employee compensation awards was $0.7 million, $1.9 million and $4.0 million for the years ended December 31, 2009, 2010 and 2011, respectively, which is included on the accompanying consolidated statements of operations as follows (in thousands):

	For the Years Ended December 31,
	2009	2010	2011
Cost of goods sold	$115	$323	$669
Sales and marketing expenses	216	425	1,201
General and administrative expenses	329	1,032	1,934
Research and development	89	148	176

Total stock-based employee compensation	$749	$1,928	$3,980

        Stock-based compensation expense for stock options granted since January 1, 2006 will be recognized over the following periods as follows (in thousands):

Years Ending December 31,
2012	$3,018
2013	2,708
2014	2,012
2015	351

$8,089

        Stock-based compensation costs are generally based on the fair value calculated from the Black-Scholes valuation model on the date of grant for stock options. The Black-Scholes valuation model requires the Company to estimate key assumptions such as expected volatility, expected terms, risk-free interest rates and dividend yields. The Company determined the assumptions in the Black-Scholes valuation model as follows: expected volatility is a combination of the Company's competitors' historical volatility; expected term is calculated using the "simplified" method prescribed in ASC 718; and the risk free rate is based on the U.S. Treasury yield on 5 and 7-year instruments in effect at the time of grant. A dividend yield is not used, as the Company has never paid cash dividends and does not currently intend to pay cash dividends. The Company periodically reviews the assumptions and modifies the assumptions accordingly.

        As part of the requirements of ASC 718, the Company is required to estimate potential forfeitures of stock grants and adjust compensation cost recorded accordingly. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock-based compensation expense to be recognized in future periods. The fair values of stock grants are amortized as compensation expense on a straight-line basis over the vesting period of the grants. Compensation expense recognized is shown in the operating activities section of the statement of cash flows.

        The fair value of the options granted during 2009, 2010 and 2011 was determined at the date of grant using the Black-Scholes valuation model with the following assumptions:

	2009	2010	2011
Expected dividend yield	0%	0%	0%
Risk-free interest rate	2.06% to 2.52%	1.80% to 2.87%	1.25% to 2.6%
Expected term (in years)	6.1 years	5.5 – 6.1 years	5.5 – 6.2 years
Expected volatility	65.98% – 70.63%	62.51% – 64.67%	59.74% – 60.88%

        Based on the above assumptions, the weighted average fair value per share of stock options granted during the years ended December 31, 2009, 2010 and 2011 was approximately $1.26, $2.87 and $3.96.